Shareholder Report, Average Annual Return (Details) LMA2900_ClearBridge Variable Growth Portfolio_Class II_TSR Annual {Class II}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
Average Annual Return, Percent	13.10%	4.98%	7.20%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%